Segment Information Segment Information - Geographic Region (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 1,309	[1],[2]	$ 928	$ 1,155	$ 1,179	[1],[2]	$ 831	$ 966	$ 1,052	$ 1,253	$ 819	$ 2,184	[1],[2]	$ 2,010	[1],[2]	$ 4,093	[3],[4]	$ 4,090	[3],[4]	$ 3,932	[3],[4]
Assets	7,362		7,350					7,569				7,362				7,350		7,569		7,581
Property and equipment, net	151		165					186				151				165		186		211
United States [Member]
Segment Reporting Information [Line Items]
Revenues																3,968		3,990		3,838
Assets			7,246					7,463								7,246		7,463		7,518
Property and equipment, net			164					185								164		185		210
All Other Countries [Member]
Segment Reporting Information [Line Items]
Revenues																125		100		94
Assets			104					106								104		106		63
Property and equipment, net			$ 1					$ 1								$ 1		$ 1		$ 1

[1]	Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.
[2]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[3]	Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.
[4]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.